Property and Equipment, net (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment, net
Property and equipment, gross	$ 31,855,000		$ 27,092,000	$ 20,548,000
Less: Accumulated depreciation	(14,751,000)		(11,854,000)	(7,706,000)
Total property and equipment, net	17,104,000		15,238,000	12,842,000
Total depreciation and amortization expense	5,875,000	5,609,000	10,835,000	10,275,000	4,027,000
Property and Equipment
Property and Equipment, net
Total depreciation and amortization expense	3,900,000	3,400,000	6,400,000	5,600,000	2,700,000
Computer equipment and internally developed software
Property and Equipment, net
Property and equipment, gross	26,757,000		22,517,000	16,840,000
Furniture and fixtures
Property and Equipment, net
Property and equipment, gross	2,048,000		1,654,000	1,357,000
Leasehold Improvements
Property and Equipment, net
Property and equipment, gross	3,050,000		2,921,000	2,306,000
Vehicles
Property and Equipment, net
Property and equipment, gross				45,000
Internally developed software
Property and Equipment, net
Property and equipment, gross	20,400,000		16,200,000	11,200,000
Less: Accumulated depreciation	(8,500,000)		(6,400,000)	(3,500,000)
Total property and equipment, net			9,837,000
Amortization	$ 2,300,000	$ 2,000,000	$ 3,800,000	$ 2,800,000	$ 1,400,000